UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcus Schloss & Co., Inc.
Address:  One Whitehall Street
          New York,  NY  10004

Form 13F File Number:  28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Schloss
Title:  Chairman
Phone:  212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss     New York, New York       November 9, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $262,498


List of Other Included Managers:

          No.       Form 13F File Number          Name

          01        28-6788                       Rexford Management, Inc.

                                                  Form 13F Information Table

                Column 1                    Column 2      Column 3        Column 4      Column 5             Column 6    Column 7
                --------                    --------      --------        --------      --------             --------    --------

                                                                           Value        Shrs or  Sh/  Put/  Investment     Other
             Name of Issuer              Title of Class     Cusip         (x$1000)      Prn Amt  Prn  Call  Discretion   Managers
             --------------              --------------     -----         --------      -------  ---  ----  ----------   --------

Cendant Corp.                                 Com         151313103            272       25,000  Sh            Sole
Cox Communications Inc.                       CL A        224044107          1,932       50,500  Sh            Sole
First Security Corp.                          Com         336294103            982       60,218  Sh            Sole
Mattel Inc.                                   Com         577081102          2,136      190,900  Sh            Sole
US Can Corp.                                  Com         90328W105          2,179      110,000  Sh            Sole
Wesley Jessen Visioncare Inc.                 Com         951018100            822       21,375  Sh            Sole
Williams Communications Group                 CL A        969455104          2,000      100,000  Sh            Sole
Aleton Websystems Inc.                        Com         02145A109         26,274      242,400  Sh          Defined        01
Associates First Capital Corp.                CL A        046008108          6,498      171,000  Sh          Defined        01
Bestfoods                                     Com         08658U101         33,967      466,900  Sh          Defined        01
Cobalt Networks Inc.                          Com         19074R101            596       10,300  Sh          Defined        01
Detroit Diesel Corp.                          Com         250837101          3,698      162,100  Sh          Defined        01
First Security Corp.                          Com         336294103          4,807      294,700  Sh          Defined        01
Mallinckrodt Inc.                             Com         561232109         21,284      466,500  Sh          Defined        01
Mattel Inc.                                   Com         577081102          3,132      280,000  Sh          Defined        01
Morgan J P & Co. Inc.                         Com         616880100          1,781       10,900  Sh          Defined        01
Nabisco Holdings Corp.                        CL A        629526104          6,579      122,400  Sh          Defined        01
Paine Webber Group Inc.                       Com         695629105          4,837       71,000  Sh          Defined        01
US Can Corp.                                  Com         90328W105          3,921      197,900  Sh          Defined        01
Union Carbide Corp.                           Com         905581104         19,079      505,400  Sh          Defined        01
Wesley Jessen Visioncare Inc.                 Com         951018100          7,691      200,100  Sh          Defined        01
Aleton Websystems Inc.                        Com         02145A109         19,705      181,800  Sh          Defined
Associates First Capital Corp.                CL A        046008108          4,864      128,000  Sh          Defined
Bestfoods                                     Com         08658U101         25,455      349,900  Sh          Defined
Cobalt Networks Inc.                          Com         19074R101            446        7,700  Sh          Defined
Detroit Diesel Corp.                          Com         250837101          2,767      121,300  Sh          Defined
First Security Corp.                          Com         336294103          3,630      222,500  Sh          Defined
Mallinckrodt Inc.                             Com         561232109         15,941      349,400  Sh          Defined
Mattel Inc.                                   Com         577081102          2,344      209,500  Sh          Defined
Morgan J P & Co. Inc.                         Com         616880100          1,323        8,100  Sh          Defined
Nabisco Holdings Corp.                        CL A        629526104          4,929       91,700  Sh          Defined
Paine Webber Group Inc.                       Com         695629105          3,611       53,000  Sh          Defined
US Can Corp.                                  Com         90328W105          2,936      148,200  Sh          Defined
Union Carbide Corp.                           Com         905581104         14,334      379,700  Sh          Defined
Wesley Jessen Visioncare Inc.                 Com         951018100          5,746      149,500  Sh          Defined

                Column 1                        Column 8
                --------                        --------

                                           Voting Authority
             Name of Issuer               Sole   Shared     None
             --------------               ----   ------     ----

Cendant Corp.                             25,000    0        0
Cox Communications Inc.                   50,500    0        0
First Security Corp.                      60,218    0        0
Mattel Inc.                              190,900    0        0
US Can Corp.                             110,000    0        0
Wesley Jessen Visioncare Inc.             21,375    0        0
Williams Communications Group            100,000    0        0
Aleton Websystems Inc.                   242,400    0        0
Associates First Capital Corp.           171,000    0        0
Bestfoods                                466,900    0        0
Cobalt Networks Inc.                      10,300    0        0
Detroit Diesel Corp.                     162,100    0        0
First Security Corp.                     294,700    0        0
Mallinckrodt Inc.                        466,500    0        0
Mattel Inc.                              280,000    0        0
Morgan J P & Co. Inc.                     10,900    0        0
Nabisco Holdings Corp.                   122,400    0        0
Paine Webber Group Inc.                   71,000    0        0
US Can Corp.                             197,900    0        0
Union Carbide Corp.                      505,400    0        0
Wesley Jessen Visioncare Inc.            200,100    0        0
Aleton Websystems Inc.                   181,800    0        0
Associates First Capital Corp.           128,000    0        0
Bestfoods                                349,900    0        0
Cobalt Networks Inc.                       7,700    0        0
Detroit Diesel Corp.                     121,300    0        0
First Security Corp.                     222,500    0        0
Mallinckrodt Inc.                        349,400    0        0
Mattel Inc.                              209,500    0        0
Morgan J P & Co. Inc.                      8,100    0        0
Nabisco Holdings Corp.                    91,700    0        0
Paine Webber Group Inc.                   53,000    0        0
US Can Corp.                             148,200    0        0
Union Carbide Corp.                      379,700    0        0
Wesley Jessen Visioncare Inc.            149,500    0        0